Financial Instruments - Summary of Monetary Assets and Liabilities Denominated In Foreign Currency (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2018 MXN ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($)
Monetary assets and liabilities denominated in foreign currency [line items]
Net Asset (Liability)	$ (1,934,000,493)		$ (1,776,887,424)
U.S [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 8,458,532		$ 12,942,402
Exchange rate	19.6829	19.6829	19.7867	19.7867
Liability		$ 80,583,838		$ 79,871,378
Net Asset (Liability)	$ (1,419,635,185)	(72,125,306)	$ (1,324,303,569)	(66,928,976)
Euro [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Asset		$ 14,459		$ 701,619
Exchange rate	22.5054	22.5054	23.7549	23.7549
Liability		$ 15,714,542		$ 13,988,051
Net Asset (Liability)	$ (353,336,648)	$ (15,700,083)	$ (315,617,864)	$ (13,286,432)
Pound sterling [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate	25.0878	25.0878	26.7724	26.7724
Liability		$ 816,469		$ 870,661
Net Asset (Liability)	$ (20,483,411)	$ (816,469)	$ (23,309,685)	$ (870,661)
Japan, yen [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate	0.1793	0.1793	0.1757	0.1757
Liability		$ 467,077,295		$ 341,603,010
Net Asset (Liability)	$ (83,746,959)	$ (467,077,295)	$ (60,019,649)	$ (341,603,010)
Switzerland, Francs [member]
Monetary assets and liabilities denominated in foreign currency [line items]
Exchange rate	19.9762	19.9762	20.2992	20.2992
Liability		$ 2,843,298		$ 2,642,304
Net Asset (Liability)	$ (56,798,290)	$ (2,843,298)	$ (53,636,657)	$ (2,642,304)